DIRECT COSTS	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
DIRECT COSTS	DIRECT COSTS
Direct costs include all attributable expenses except interest, taxes and fair value changes, and primarily relate to cost of sales and compensation. The following table lists direct costs for 2022 and 2021 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Cost of sales	$54,044	$44,149
Compensation	9,849	7,804
Depreciation and amortization	7,683	6,437
Selling, general and administrative expenses	3,931	3,197
Property taxes, sales taxes and other	3,004	2,413
	$78,511	$64,000